Taxation - Additional Information (Detail) ¥ / shares in Units, $ in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)
Income Taxes [Line Items]
Non-PRC	¥ (171,819,000)	$ (23,538)		¥ (386,072,000)		¥ (284,474,000)
Paid-in capital	2,722,504,000			2,711,875,000						$ 372,982
Total deferred tax assets before valuation allowances	1,008,308,000			980,966,000						138,137
Valuation allowances	874,116,000			786,853,000		617,264,000				119,753	$ 107,798
Undistributed earnings	830,060,000			821,259,000						113,718
Taxable losses	4,234,652,000	580,145
Unrecognized tax benefit	163,120,000			168,416,000		172,557,000				22,347	$ 23,073
Unrecognized tax benefit net against deferred tax loss carryforwards	10,959,000	1,501		14,516,000
Unrecognized tax benefit presented in the other non-current liabilities line item	152,161,000	20,846		153,900,000
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate	152,161,000			153,900,000						20,846
Interest accrued related to unrecognized tax benefits	3,585,000			6,009,000						491
Interest related to unrecognized tax benefits	2,424,000	332		847,000		3,760,000
Penalties related to unrecognised tax benefits | ¥	0
Income tax holiday, aggregate dollar amount	(29,949,000)	$ (4,103)		(2,981,000)		¥ (4,908,000)
Maximum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities	83,006,000			82,126,000						11,372
Minimum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities	¥ 41,503,000			¥ 41,063,000						$ 5,686
HNTE | Reduction in Taxes [Member]
Income Taxes [Line Items]
Exemption period for income tax	3 years	3 years	3 years
New Software Development Enterprise | Reduction in Taxes [Member]
Income Taxes [Line Items]
Exemption period for income tax	2 years	2 years	2 years
HONG KONG | HK Zoom
Income Taxes [Line Items]
Foreign statutory tax rate	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
HONG KONG | HK Zoom | First HK$2 Million of Profits Earned
Income Taxes [Line Items]
Foreign statutory tax rate	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Non-PRC | $			$ 2		$ 2		$ 2
Japan | Japan Kingsoft
Income Taxes [Line Items]
Foreign statutory tax rate						23.20%	23.20%
Reduction in tax rate for stated period following the exemption period	23.20%	23.20%	23.20%	23.20%	23.20%
Paid-in capital				¥ 90,000,000								¥ 8
Foreign statutory tax rate over stated taxable income level				15.00%	15.00%
PRC
Income Taxes [Line Items]
Statutory rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percent)	10.00%	10.00%	10.00%
Taxable losses	¥ 4,016,435,000	$ 550,249
PRC | Reduction in Taxes [Member]
Income Taxes [Line Items]
Withholding tax, reduction	5.00%	5.00%	5.00%
PRC | Maximum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year	2034	2034	2034
PRC | Minimum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year	2025	2025	2025
PRC | New Software Development Enterprise
Income Taxes [Line Items]
Reduction in tax rate for stated period following the exemption period						50.00%	50.00%	50.00%	50.00%
Income tax holiday, aggregate dollar amount	¥ 436,000	$ 60		¥ (3,457,000)		¥ (2,232,000)
Income tax holiday and preferential tax rates, income tax benefits per share | ¥ / shares	¥ 0.0003			¥ 0.0023		¥ 0.0015
PRC | Beijing Kingsoft Cheetah Technology Co | HNTE
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Zhu Hai Heng Qin New Area
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Zhuhai Baohaowan Technology Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Beijing OrionStar Technology Co. Ltd | HNTE
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Zhuhai Baoqu Technology | HNTE
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
SINGAPORE | Cheetah Mobile Singapore
Income Taxes [Line Items]
Foreign statutory tax rate	17.00%	17.00%	17.00%
Hong Kong, Singapore And Others
Income Taxes [Line Items]
Taxable losses	¥ 218,217,000	$ 29,897